Financial Instruments Designated at Fair Value Through Profit or Loss - Changes In Fair Value Attributable To Changes In The Bank'S Own Credit Risk For Financial Liabilities Designated At Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount		$ 40,481	$ 35,434
Carrying value	[1]	36,341	26,779
Difference between contractual maturity amount and carrying value		4,140	8,655
Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)		(804)	(1,338)
Cumulative changes in fair value attributable to changes in own credit risk Gains/(Losses)	[2]	$ (913)	$ (109)

[1]	Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.
[2]	The cumulative change in fair value is measured from the instrument’s date of initial recognition.